Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 95.3%
Canada — 4.6%
Constellation Software, Inc.	644	$1,748,235
Intact Financial Corp.	10,882	2,117,208
Royal Bank of Canada	46,571	6,864,011
		10,729,454
China — 7.6%
Nongfu Spring Co., Ltd., Class H@	974,904	6,737,389
Tencent Holdings Ltd.	129,649	11,047,340
		17,784,729
France — 13.2%
Air Liquide S.A.	14,273	2,973,874
Hermes International SCA	795	1,954,937
Legrand S.A.	44,420	7,380,875
L'Oreal S.A.	12,667	5,503,649
Safran S.A.	24,063	8,539,214
Schneider Electric S.E.	15,967	4,494,265
		30,846,814
Germany — 7.2%
CTS Eventim AG & Co., KGaA	11,626	1,141,376
Deutsche Boerse AG	10,473	2,804,577
Rheinmetall AG	3,737	8,741,483
SAP S.E.	15,772	4,223,225
		16,910,661
Hong Kong — 3.5%
Prudential PLC	590,213	8,262,818
India — 0.5%
ICICI Bank Ltd.	76,548	1,160,104
Ireland — 2.5%
Experian PLC	116,215	5,837,151
Italy — 4.6%
Ferrari N.V.	12,835	6,221,392
Terna - Rete Elettrica Nazionale	451,124	4,578,227
		10,799,619
Japan — 9.1%
Capcom Co., Ltd.	119,924	3,256,058
Fujikura Ltd.	59,733	5,842,898
MonotaRO Co., Ltd.	109,482	1,589,543
Nomura Research Institute Ltd.	138,925	5,333,615
Obic Co., Ltd.	150,815	5,256,416
		21,278,530
Netherlands — 4.4%
Universal Music Group N.V.	149,145	4,309,912
Wolters Kluwer N.V.	43,527	5,941,431
		10,251,343
Sweden — 3.1%
Beijer Ref AB	335,175	5,239,363
Lifco AB, Class B	56,637	1,917,711
		7,157,074
	Number of Shares	Value†

Switzerland — 5.0%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	225	$3,439,956
Galderma Group AG	45,825	8,101,874
		11,541,830
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	37,293	10,415,562
United Kingdom — 15.4%
Aon PLC, Class A	9,669	3,447,772
Coca-Cola Europacific Partners PLC	60,904	5,506,330
Games Workshop Group PLC	20,766	4,069,867
Halma PLC	125,441	5,839,375
London Stock Exchange Group PLC	31,410	3,602,197
National Grid PLC	270,750	3,890,318
NatWest Group PLC	894,083	6,315,224
RELX PLC	68,522	3,273,902
		35,944,985
United States — 8.2%
Flutter Entertainment PLC*	24,248	6,324,705
Mastercard, Inc., Class A	7,502	4,267,213
Philip Morris International, Inc.	24,075	3,904,965
RB Global, Inc.	43,509	4,714,635
		19,211,518
Uruguay — 1.9%
MercadoLibre, Inc.*	1,864	4,356,056
TOTAL COMMON STOCKS (Cost $213,602,386)		222,488,248

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $5,367,771)	5,367,771	5,367,771
TOTAL INVESTMENTS — 97.6% (Cost $218,970,157)		$227,856,019
Other Assets & Liabilities — 2.4%		5,607,835
TOTAL NET ASSETS — 100.0%		$233,463,854

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $6,737,389, which represents 2.9% of the Fund’s net assets.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
International Equity Fund
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2025††
United Kingdom	16%
France	13
United States	11
Japan	9
China	8
Germany	7
Switzerland	5
Other	31
Total	100%
††	% of total investments as of September 30, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	7.8%	$17,280,697
Agriculture	1.8	3,904,965
Apparel	0.9	1,954,937
Auto Manufacturers	2.8	6,221,392
Banks	6.4	14,339,339
Beverages	5.5	12,243,719
Chemicals	1.3	2,973,874
Commercial Services	6.8	15,052,484
Computers	4.8	10,590,031
Cosmetics & Personal Care	2.5	5,503,649
Distribution & Wholesale	2.1	4,714,635
Diversified Financial Services	4.8	10,673,987
Electric	3.8	8,468,545
Electrical Components & Equipment	8.0	17,718,038
Electronics	2.6	5,839,375
Entertainment	5.3	11,775,993
Food	1.5	3,439,956
Healthcare Products	0.9	1,917,711
Insurance	6.2	13,827,798
Internet	7.6	16,992,939
Machinery — Diversified	2.4	5,239,363
Pharmaceuticals	3.6	8,101,874
Semiconductors	4.7	10,415,562
Software	4.1	9,227,518
Toys, Games & Hobbies	1.8	4,069,867
	100.0%	$222,488,248
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